Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
7.	Intangible Assets

The following table summarizes the Group’s intangible assets:

	December 31, 2020	December 31, 2021
	RMB	RMB
Gross carrying amount
Copyright	8,488	8,492
Software	2,851	3,080
Trademark and others	2,446	3,215

Total gross carrying amount	13,785	14,787

Less: accumulated amortization
Copyright	(8,468)	(8,696)
Software	(1,503)	(2,032)
Trademark and others	(885)	(1,814)

Total accumulated amortization	(10,856)	(12,542)

Intangible assets, net	2,929	2,245

Amortization expense for the years ended December 31, 2019, 2020 and 2021 were RMB1.8 million, RMB1.6 million and RMB1.7 million, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense of intangible assets
RMB
2022	1,276
2023	660
2024	204
2025	91
2026	14